Earnings per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Effect of dilutive potential shares	348,178	0	0	0
Potential dilutive shares excluded computation of earnings per share		349,936	349,057	349,803